Net financial income (loss)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Net financial income (loss)	Net financial income (loss)
Net financial income (loss) can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Interests and gains on financial assets	3,177	2,437	1,318
Unrealized gains on financials assets	1,648	1,983	749
Foreign exchange gains	2,109	1,658	5,883
Other financial income	—	—
Financial income	6,934	6,079	7,951
Foreign exchange losses	(1,195)	(3,409)	(2,680)
Unrealized losses on financial assets	—
Interest on financial liabilities	(640)	(566)	(440)
Other financial expenses	—	—
Financial expenses	(1,835)	(3,975)	(3,120)
Net financial income (loss)	5,099	2,104	4,831
For the financial years ended December 31, 2023, December 31, 2024 and 2025, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the U.S. dollar on U.S. dollars denominated collaboration liabilities, and cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.